CASH FLOW STATEMENT - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	$ (1,600)	$ (1,104)	$ (1,281)
Balance at beginning of year	(1,770)	(1,104)	(1,281)
Net cash flow/debt movement	(59)	(499)	197
Exchange adjustment	(71)	3	(20)
Corporate bond issuance expense	8
IFRS 16 lease liabilities movement	(34)	(170)
Balance at end of year	(1,722)	(1,600)	(1,104)
Balance at end of year	(1,926)	(1,770)	(1,104)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year		(1)	2
Net cash flow/debt movement	(7)	2	8
Exchange adjustment	7	(1)	(11)
Balance at end of year			(1)
Interest swaps
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year		(3)	(2)
Net cash flow/debt movement			(1)
Exchange adjustment	2	3
Balance at end of year			(3)
Balance at end of year	2
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(20)	(32)	(14)
Balance at beginning of year	(20)
Net cash flow/debt movement	9	12	(18)
Balance at end of year		(20)	(32)
Balance at end of year	(11)	(20)
Due within one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(6)	(132)	(13)
Balance at beginning of year	(52)
Net cash flow/debt movement	(260)	125	(118)
Exchange adjustment	(2)	1	(1)
IFRS 16 lease liabilities movement	(12)	(46)
Balance at end of year		(6)	(132)
Balance at end of year	(326)	(52)
Due after one year
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	(1,851)	(1,301)	(1,423)
Balance at beginning of year	(1,975)
Net cash flow/debt movement	(1,285)	(550)	126
Exchange adjustment	(79)		(4)
Corporate bond issuance expense	8
IFRS 16 lease liabilities movement	(22)	(124)
Balance at end of year		(1,851)	(1,301)
Balance at end of year	(3,353)	(1,975)
Cash
Disclosure Of Cash Flow Statement [line items]
Balance at beginning of year	277	365	169
Balance at beginning of year	277
Net cash flow/debt movement	1,484	(88)	200
Exchange adjustment	1		(4)
Balance at end of year		277	$ 365
Balance at end of year	$ 1,762	$ 277